Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series C Cumulative Perpetual Preferred Stocks	Dec. 31, 2010 Series C Cumulative Perpetual Preferred Stocks	Dec. 31, 2011 Series D Cumulative Preferred Stock	Dec. 31, 2010 Series D Cumulative Preferred Stock	Dec. 31, 2011 Exchangeable common stock	Dec. 31, 2010 Exchangeable common stock
Amortization of deferred financing costs	$ 958	$ 1,237
Preferred stock, shares issued			4,000,000	4,000,000
Preferred stock, shares outstanding			2,809,456	2,809,456
Preferred stock, liquidation preference			$ 25.00	$ 25.00
Preferred shares authorized	10,000,000	10,000,000	4,000,000	4,000,000	5,750,000	5,750,000
Cumulative dividend rate for Cumulative Preferred Stock			10.25%	10.25%	8.00%	8.00%
Preferred stock, shares issued					1,437,558	0
Shares outstanding					0	0
Liquidation preference per share					$ 50.00	$ 50.00
Common stock, par value	$ 0.01	$ 0.01					$ 0.01	$ 0.01
Common stock, shares issued	130,270,295	74,863,135					3,693,871	0
Common stock, shares outstanding	129,803,374	74,863,135					0	0
Common stock, shares authorized	250,000,000	250,000,000
Treasury stock shares	761,652	761,652